Provisions - Schedule of Reconciliation of Changes in Provisions (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Reconciliation of changes in other provisions [abstract]
Beginning balance	¥ 568,317	¥ 538,793
Increases	1,437,561	960,049
Decreases (utilized)	(965,541)	(863,606)
Decreases (reversed)	(56,922)	(52,275)
Foreign currency translation differences	52,635	(14,644)
Ending balance	1,036,051	568,317
Legal proceedings provision
Reconciliation of changes in other provisions [abstract]
Beginning balance	12,462	22,342
Increases	408,681	7,181
Decreases (utilized)	(5,758)	(16,959)
Decreases (reversed)	(646)	(63)
Foreign currency translation differences	1,010	(40)
Ending balance	415,749	12,462
Restructuring
Reconciliation of changes in other provisions [abstract]
Beginning balance	13,995	12,102
Increases	31,135	41,794
Decreases (utilized)	(16,842)	(29,976)
Decreases (reversed)	(1,953)	(8,609)
Foreign currency translation differences	1,592	(1,316)
Ending balance	27,927	13,995
Rebates and return reserves
Reconciliation of changes in other provisions [abstract]
Beginning balance	499,165	483,259
Increases	989,718	871,225
Decreases (utilized)	(932,913)	(799,841)
Decreases (reversed)	(51,243)	(42,854)
Foreign currency translation differences	47,341	(12,624)
Ending balance	552,068	499,165
Other
Reconciliation of changes in other provisions [abstract]
Beginning balance	42,695	21,089
Increases	8,028	39,848
Decreases (utilized)	(10,027)	(16,829)
Decreases (reversed)	(3,080)	(750)
Foreign currency translation differences	2,692	(664)
Ending balance	¥ 40,308	¥ 42,695